UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                  811-09485

                                                                               Choice Funds

(Exact name of registrant as specified in charter)

5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Address of principal executive offices)               (Zip code)

Choice Investment Management, LLC, 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant's telephone number, including area code:         (303) 488-2200

Date of fiscal year end:  October 31

Date of reporting period: April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

A Choice for all Seasons

Choice Focus Fund

Choice Long-Short Fund

Choice Market Neutral Fund

Semi-Annual Report – April 30, 2005

PERSPECTIVES FROM PATRICK ADAMS

The Long-Short Fund for the six month semi-annual period ending April 30, 2005 was up 2.6% relative to our goal of positive return, while the NASDAQ was down (2.7)% and the S&P® 500 Index was up 2.4%.(1, 2, 4)

We made portfolio management changes for the Market Neutral Fund during this six month period.  We believe these changes are improving the return of the fund.  During the semi-annual period the fund was down (5.1)% but off only (1.3)% since the first of the year through April 30th.  We are encouraged by the funds progress.  We are hopeful the fund can achieve its goal of a positive return for the calendar year 2005. (1, 4)

The Focus Fund was down (10.4)% during the semi-annual period. (1,3) The Fund underperformed during March and the first half of April falling just over (12)%.  This corresponds to a (12.5)% drop in the PHLX Semiconductor Index and a (7)% drop in the NASDAQ.  The Focus Fund has significant exposure to technology and semiconductors and consequently had a high degree of correlation with these indices.  We anticipate holding positions in technology and semiconductors and are optimistic these stocks will perform better.

We would describe the market during the semi-annual period as volatile.  The S&P® 500 Index was up 7.2% from the end of October through the end of 2004 but fell (4.5)% from the first of the year through April. (2)  The NASDAQ composite was even more volatile.  The NASDAQ composite is down (11.7)% since the start of the calendar year. (2)

We believe many of the issues that impacted the markets so far this calendar year are transitional and expect the equity markets to improve during 2005.  The big move in the equity market during the last couple of months of 2004 we believe was only technical.  As we moved through 2005 the concerns mounted about the economy slowing while the Federal Reserve continued to raise interest rates; thus, causing a significant sell off in the equity markets.

Valuation for equities appears to be very attractive relative to interest rates.  The 10-Year Treasury Note is the typical matrix we use as a benchmark to value equities.  The S&P® 500 Index was 16 times 2005 earnings and the 10-Year Treasury around 4% at the end of April.  We believe this represents value in the stock market.

It appears the Federal Reserve is near the end of raising interest rates, and the economy is holding up.  We do not believe the Fed will raise rates to the point of causing a recession.

Our two favorite sectors of the stock market are technology, specifically semiconductors, and financials.  The semiconductor sector has been through a brutal correction that started early 2004 and fell about (35)% from its highs.  In the meantime, the fundamentals have improved as excess inventory has been substantially reduced.  The financial sector should perform better.  The financial sector is attractively valued and traditionally performance improves when the Fed is not raising rates.

Overall we are pleased with the near-term performance of our funds.  It is the goal of both the Long-Short and Market Neutral Funds to provide positive returns during a 12-month period and to be less correlated with the overall equity markets. (1, 4)  If the market has a sustained upward move the Focus Fund is designed to perform best in this environment. (1, 3)

Patrick Adams, CFA

Managing Partner

(1)  There is no guarantee the Fund will achieve its stated investment objective.

(2)  The S&P® 500 Index and NASDAQ Composite Index are an unmanaged index generally representative of the U.S. Stock Market.  Performance numbers reflect reinvestment of dividends and other distributions.  You cannot invest directly in an index.

(3)  The Focus Fund is non-diversified and therefore more exposed to individual stock volatility and market pressure than a fully diversified fund.

(4)  To attempt to achieve its investment goal, the Fund may use derivatives strategies and other leveraging techniques speculatively.  These strategies subject the Fund to greater risks, and its performance may be more volatile than other funds.  The Fund may be required to pay a premium to sell a security short.  In addition, there is no guarantee that the price of a shorted security will fall.  This Fund is not a complete investment program and investors should consider the Fund for that portion of their investments allocated to higher risk, more aggressive investments.

CHOICE FOCUS FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Five Year Ended	Average Annual Since Inception
	4-30-05	4-30-05	4-30-05
Choice Focus Class A (inception date 11-1-99)
Fund With Sales Load Effect	-22.02%	-21.39%	-16.71%
Fund Without Sales Load Effect	-17.52%	-20.49%	-15.85%
Choice Focus Class C (inception date 3-2-04)
Fund With Sales Load Effect	-18.35%	N/A	-21.50%
Fund Without Sales Load Effect	-17.52%	N/A	-21.50%
S&P 500® Stock Index (inception date 11-1-99)	5.71%	-2.94%	-1.33%

Performance is historical and does not represent future results, current performance may be higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. A Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE FOCUS FUND
Objective
The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.
Strategy

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company’s stock price.

CHOICE LONG-SHORT FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Average Annual Since Inception
	4-30-05	4-30-05
Choice Long-Short Class A (inception date 2-1-01)
Fund With Sales Load Effect	-13.21%	-11.71%
Fund Without Sales Load Effect	-8.10%	-10.53%
Choice Long-Short Class C (inception date 2-1-01)
Fund With Sales Load Effect	-9.93%	-12.24%
Fund Without Sales Load Effect	-9.02%	-12.24%
S&P 500® Stock Index (inception date 2-1-01)	5.71%	-2.38%

Performance is historical and does not represent future results, current performance maybe higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 2-1-01. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE LONG-SHORT FUND
Objective
The Fund’s investment objective is to seek long-term growth of capital through all market conditions.
Strategy

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the portfolio manager. The Fund will use various strategies, such as buying long and short sales.

CHOICE MARKET NEUTRAL FUND

INVESTMENT RETURNS TABLE*
	One Year Ended	Average Annual Since Inception
	4-30-05	4-30-05
Choice Market Neutral Class A (inception date 3-31-03)
Fund With Sales Load Effect	-20.48%	-12.58%
Fund Without Sales Load Effect	-15.88%	-10.18%
Choice Market Neutral Class C (inception date 3-31-03)
Fund With Sales Load Effect	-17.62%	-11.10%
Fund Without Sales Load Effect	-16.79%	-11.10%
S&P 500® Stock Index (inception date 3-31-03)	5.71%	18.14%

Performance is historical and does not represent future results, current performance maybe higher or lower than performance data quoted. Investment returns and principal will fluctuate so that shares, when redeemed, may be worth more or less than their original investment. For Class A shares, total return figures include an upfront maximum applicable sales charge of 5.50%. Class C shareholders are subject to a contingent deferred sales charge of 1% (as a percentage of original purchase price or redemption proceeds, whichever is lower) on shares sold within one year of purchase. The Fund’s performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities.

GROWTH OF AN ASSUMED $10,000 INVESTMENT*

This chart assumes an initial investment of $10,000 made on 3-31-03. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate.

It is not possible to make a direct investment in the S&P 500® Stock Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

CHOICE MARKET NEUTRAL FUND
Objective

The Fund seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. “Remaining market neutral” means that a Fund will generally maintain a balance of long and short positions. The Fund has a secondary goal of preservation of capital.

Strategy

The Portfolio Manager will use pair trading to attempt to capture the “alpha” and minimize the market and sector risks. He will also attempt to preserve capital and enhance returns by utilizing an aggressive risk management and trading process. (See the prospectus for additional information).

CHOICE TOP TEN INDUSTRIES AND INVESTMENTS

Focus Fund

Top Ten Industries as of April 30, 2005	% of Net Assets	Top Ten Holdings as of April 30, 2005	% of Net Assets
Electronic-Semiconductor Manufact.	19.2	U.S. Bancorp	6.8
Banking	16.3	Goldman Sachs Group Inc. Pref. A	6.1
Computers-Software	16.0	Cisco Systems, Inc.	5.7
Computers-Services	11.3	Vitesse Semiconductor Corp.	5.4
Telecommunications-Equipment	10.4	McDATA Corp.	4.7
Electronic-Semiconductor Equip.	10.2	RF Micro Devices, Inc.	4.3
Short-Term Investments	7.2	Validian Corp.	4.2
Preferred Stocks	6.1	New York Community Bancorp	4.1
Medical-Biotechnology	5.1	Lexar Media, Inc.	4.0
Retail-Department / Discount	3.1	International Business Machines Corp.	3.9

Long-Short Fund

Top Ten Industries as of April 30, 2005	% of Net Assets	Top Ten Holdings as of April 30, 2005	% of Net Assets
Short-Term Investments Medical-Biotechnology Banking Utilities Oil-Gas Producers & Services REITS Manufacturing Communications Index Tracking Stocks Beverages	82.2 5.9 2.9 2.9 1.9 1.5 1.0 1.0 0.9 0.9

Abbott Laboratories

Johnson & Johnson

General Electric Co.

Consolidated Edison, Inc.

Citigroup, Inc.

SBC Communications, Inc.

Bank of America Corp.

SPDR Utilities Select Sector

Exxon Mobil Corp.

Pfizer Inc.

1.0 1.0 1.0 1.0 1.0 1.0 1.0 1.0 1.0 1.0

Market Neutral Fund

Top Ten Industries as of April 30, 2005	% of Net Assets	Top Ten Holdings as of April 30, 2005	% of Net Assets

REITS

Electronics-Semiconductor Manufact.

Preferred Stocks

Banking

Computers-Software

Short-Term Investments

Diversified Financial Services

Telecommunications-Equipment

Utilities

Oil-Gas Producers & Services

19.8 15.4 14.8 13.4 11.0 9.3 5.2 4.3 4.3 3.7

New York Community Bancorp

Goldman Sachs Group Inc. Pref. A

PS Business Parks Inc. Pref. M

Cisco Systems, Inc.

Xilinx, Inc.

Fannie Mae Preferred

U.S. Bancorp

ABN AMRO Holding NV

Colonial Properties Trust

Family Dollar Stores, Inc.

6.2 5.0 4.1 3.7 3.6 3.2 3.0 3.0 2.8 2.7

CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	100.1%
	Appliances	0.7%
600	Maytag Corp.		$ 5,814

	Banking	16.3%
900	Bank of New York Company, Inc.		25,146
1,800	BofI Holding, Inc. *		17,694
1,800	New York Community Bancorp		31,860
1,900	U.S. Bancorp		53,010
			127,710
	Chemicals	2.0%
900	Olin Corp.		15,966

	Computers-Services	11.3%
700	First Data Corp.		26,621
400	International Business Machines Corp.		30,552
6,900	Lexar Media, Inc. *		31,257
			88,430
	Computers-Software	16.0%
29	Computer Associates International, Inc.		780
11,900	McDATA Corp. *		36,652
3,000	OpenTV Corp. *		6,540
2,300	Packeteer Inc. *		26,864
1,200	Symantec Corp. *		22,536
67,932	Validian Corp. *		32,607
27,778	Validian Corp., Warrants 3/8/2009*		-
			125,979
	Electronics-Semiconductor Equipment	10.2%
500	Applied Materials, Inc.*		7,435
6,200	Asyst Technologies, Inc. *		20,336
800	Novellus Systems, Inc. *		18,744
8,600	RF Micro Devices, Inc. *		33,712
			80,227
	Electronics-Semiconductor Manufacturing	19.2%
8,500	Applied Micro Circuits Corp. *		22,695
3,200	Atheros Communications, Inc. *		23,296
800	Linear Technology Corp.		28,592
300	Maxim Integrated Products, Inc.		11,220
2,800	PMC-Sierra, Inc. *		22,568
20,300	Vitesse Semiconductor Corp.*		42,224
			150,595
	Medical-Biotechnology	5.1%
500	Amgen, Inc. *		29,105
3,100	Elite Pharmaceuticals, Inc. *		11,005
			40,110
CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	Pharmaceuticals	1.5%
200	Eli Lilly & Co.		$ 11,694

	REIT's	2.2%
1,100	Truststreet Properties, Inc.		17,204

	Retail-Department / Discount	3.1%
900	Family Dollar Stores, Inc.		24,282

	Retail-Home Specialty	2.1%
200	Bed Bath & Beyond, Inc. *		7,442
200	The Home Depot, Inc.		7,074
100	Staples, Inc.		1,907
			16,423
	Telecommunications-Equipment	10.4%
1,200	Axesstel Inc.		4,272
2,600	Cisco Systems, Inc.*		44,928
5,300	Extreme Networks, Inc. *		23,585
400	Juniper Networks, Inc. *		9,036
164	Lucent Technologies Inc., Warrants 12/10/07 *		79
			81,900

	Total Common Stocks (Cost $819,683)		786,334

	PREFERRED STOCKS	6.1%
	Financial/Investment Banking
1,900	Goldman Sachs Group Inc. Preferred Series A, 3.91% **		47,500

	Total Preferred Stocks (Cost $47,500)		47,500

	SHORT-TERM INVESTMENTS	7.2%
56,594	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.84% **		56,594

	Total Short-Term Investments (Cost $56,594)		56,594

	TOTAL INVESTMENTS (Cost $923,777)	113.4%	$ 890,428

	Liabilities less Other Assets	-13.4%	(105,224)

	NET ASSETS	100.0%	$ 785,204

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at April 30, 2005.

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	21.5%
	Aerospace-Defense	0.5%
1,000	The Boeing Co.		$ 59,520

	Banking	2.9%
2,800	Bank of America Corp.		126,112
2,700	Citigroup, Inc.		126,792
1,200	PNC Financial Services Group, Inc.		63,876
1,100	Wells Fargo & Co.		65,934
			382,714

	Beverages	0.9%
1,300	Anheuser-Busch Companies, Inc.		60,931
1,100	PepsiCo, Inc.		61,204
			122,135

	Casino Services	0.5%
1,200	Boyd Gaming Corp.		63,336

	Computers-Software	0.3%
2,500	EMC Corp. *		32,800
8,220	Imageware Systems, Inc., Warrants 6/10/2009 *		-
88,889	Validian Corp., Warrants 3/8/2009 *		-
			32,800

	Communications	0.9%
5,300	SBC Communications, Inc.		126,140

	Electronics-Semiconductor Manufacturing	0.5%
2,600	Intel Corp.		61,152

	Financial	0.5%
1,800	Countrywide Financial Corp.		65,142

	Food	0.5%
1,300	General Mills, Inc.		64,220

	Index Tracking Stocks	0.9%
4,200	SPDR Utilities Select Sector		125,874

	Manufacturing	1.0%
3,600	General Electric Co.		130,320

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	Medical-Biotechnology	5.9%
2,700	Abbott Laboratories		$ 132,732
25,778	GlycoGenesys, Inc., Warrants 8/13/2008*		-
1,200	HCA, Inc.		67,008
1,900	Johnson & Johnson		130,397
4,600	Pfizer Inc.		124,982
1,600	St. Jude Medical, Inc. *		62,448
3,000	Schering-Plough Corp.		62,610
700	UnitedHealth Group Inc.		66,157
500	WellPoint Inc. *		63,875
800	Zimmer Holdings, Inc. *		65,136
			775,345

	Oil-Gas Producers & Services	1.9%
1,200	ChevronTexaco Corp.		62,400
8,100	Daugherty Resources, Inc., Warrants 1/13/2008 *		-
2,200	Exxon Mobil Corp.		125,466
20,000	Galaxy Energy Corp., Warrants 1/2008 *		-
6,400	Provident Energy Trust		62,464
			250,330

	REITS	1.5%
1,800	Archstone-Smith Trust		64,746
900	Avalonbay Communities, Inc.		64,800
2,900	United Dominion Realty Trust, Inc.		64,235
			193,781

	Utilities	2.9%
3,000	Consolidated Edison, Inc.		129,840
3,400	Edison International		123,420
4,800	Hawaiian Electric Utilities, Inc.		121,440
			374,700

	Total Common Stocks (Cost $2,799,715)		2,827,509

Principal/Shares
	SHORT-TERM INVESTMENTS	82.1%
5,360,522	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.84% **		5,360,522
5,400,000	U.S. Treasury Bill, 2.68%, 07/14/05 #		5,369,892

	Total Short-Term Investments (Cost $10,730,414)		10,730,414

CHOICE LONG-SHORT FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value

	TOTAL INVESTMENTS (Cost $13,530,128)	103.7%	$ 13,557,923

	Liabilities less Other Assets	-3.7%	(485,394)

	NET ASSETS	100.0%	$ 13,072,529

Number of Contracts			Unrealized Gain

	FUTURES CONTRACT SOLD SHORT
20	DJIA Index Futures Contracts maturing
	Jun 2005 (Underlying Face Amount at
	Value $1,040,500)		$ 20,800

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at April 30, 2005.
# Portion of security is pledged as collateral for futures contract.
SPDR - Standard & Poor's Depositary Receipts

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	92.7%
	Appliances	0.6%
700	Maytag Corp.		$ 6,783

	Automotive	2.4%
3,200	Ford Motor Co.		29,152

	Banking	13.4%
1,500	ABN AMRO Holding NV		35,775
1,000	Citizens Banking Corp.		26,810
4,200	New York Community Bancorp		74,340
1,200	Susquehanna Bancshares, Inc.		25,236
			162,161

	Business Services	0.7%
600	StarTek, Inc.		8,730

	Chemicals	1.8%
1,200	Olin Corp.		21,288

	Computers-Software	11.0%
600	First Data Corp.		22,818
6,027	Imageware Systems, Inc., Warrants 6/10/2009 *		-
400	International Business Machines Corp.		30,552
4,800	Lexar Media, Inc. *		21,744
10,200	McDATA Corp. *		31,416
1,900	OpenTV Corp. *		4,142
500	Packeteer, Inc. *		5,840
500	Symantec Corp. *		9,390
15,200	Validian Corp. *		7,296
			133,198

	Diversified Financial Services	5.2%
800	Friedman, Billings, Ramsey Group, Inc.		9,672
400	MCG Capital Corp.		6,172
400	Mellon Financial Corp.		11,076
1,300	U.S. Bancorp		36,270
			63,190

	Electronics-Semiconductor Manufacturing	15.4%
6,200	Applied Materials, Inc. *		16,554
5,700	Asyst Technology Corp. *		18,696
900	Linear Technology Corp.		32,166
900	Novellus Systems, Inc. *		21,087
CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	Electronics-Semiconductor Manufacturing (continued)
1,700	PMC-Sierra, Inc. *		$ 13,702
5,000	RF Micro Devices, Inc. *		19,600
9,800	Vitesse Semiconductor Corp. *		20,384
1,600	Xilinx, Inc.		43,104
			185,293

	Entertainment	0.5%
300	Regal Entertainment Group Class A		6,087

	Foods	3.0%
700	ConAgra Foods, Inc.		18,725
800	Sara Lee Corp.		17,112
			35,837

	Medical-Biotechnology	2.9%
400	Amgen, Inc. *		23,284
200	Eli Lilly & Co.		11,694
16,111	GlycoGenesys, Inc., Warrants 8/13/2008 *		-
9,367	Large Scale Biology Corp., Warrants 5/5/2009 *		-
			34,978

	Oil & Gas Producers & Services	3.7%
5,700	Daugherty Resources, Inc., Warrants 1/13/2008 *		-
17,000	Galaxy Energy Corp., Warrants 1/2008 *		-
500	Northern Border Partners, L.P.		22,950
700	Pengrowth Energy Trust Class A		14,119
300	Vectren Corp.		8,103
			45,172

	Personal & Household Products	1.0%
600	Tupperware Corp.		12,660

	REITS	19.8%
300	American Home Mortgage Investment Corp.		9,810
1,100	Annaly Mortgage Management Inc.		21,032
2,900	Anworth Mortgage Asset Corp.		27,057
883	Colonial Properties Trust		34,128
900	Glenborough Realty Trust Inc.		18,486
500	Glimcher Realty Trust		12,585
2,200	HRPT Properties Trust		25,850
300	Heritage Property Investment Trust		9,240
1,100	Impac Mortgage Holdings, Inc.		20,152
200	Liberty Property Trust		7,966
CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	REITS (continued)
400	Nationwide Health Properties, Inc.		$ 8,572
200	New Century Financial Corp.		9,090
700	Senior Housing Properties Trust		12,110
1,500	Truststreet Properties, Inc.		23,460
			239,538

	Retail-Department / Discount	2.7%
1,200	Family Dollar Stores, Inc.		32,376

	Telecommunications-Equipment	4.3%
2,600	Cisco Systems, Inc.*		44,928
1,700	Extreme Networks, Inc. *		7,565
			52,493

	Utilities	4.3%
800	Duquesne Light Holdings Inc.		14,072
500	Pinnacle West Capital Corp.		20,950
400	Progress Energy, Inc.		16,796
			51,818

	Total Common Stocks (Cost $1,147,742)		1,120,754

	PREFERRED STOCKS	14.8%
1,200	Converium Finance Preferred		29,940
700	Fannie Mae Preferred		38,872
2,400	Goldman Sachs Group Inc. Preferred Series A		60,000
2,000	PS Business Parks Inc. Preferred Series M		50,000

	Total Preferred Stocks (Cost $179,612)		178,812

	SHORT-TERM INVESTMENTS	9.3%

112,701	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.84% **		112,701

	Total Short-Term Investments (Cost $112,701)		112,701

	TOTAL INVESTMENTS (Cost $1,440,055)	116.8%	$ 1,412,267

	Liabilities less Other Assets	-16.8%	(203,192)

	NET ASSETS	100.0%	$ 1,209,075

CHOICE MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS
April 30, 2005 (Unaudited)

Number of Shares			Value
	OPTIONS WRITTEN
	Common Stock/Expiration Date/Exercise Price
3	Amgen, Inc. * Put/June/55		195
8	Dell, Inc. Put/May/35		760
5	Eli Lilly & Co. Call/May/60		70
4	Eli Lilly & Co. Put/May/55		100
2	Fifth Third Bancorp Put/May/40		50
4	International Business Machines Corp. Put/May/70		80
10	Novellus Systems, Inc. * Put/May/22.50		300
6	Progress Energy, Inc. Put/June/40		120
5	Xilinx, Inc. Put/May/25		125
	TOTAL OPTIONS WRITTEN
	(premiums received $1,711)		$ 1,800

	SECURITIES SOLD SHORT
1,100	Altera Corp. *		22,803
700	Baxter International, Inc.		25,970
77	Freescale Semiconductor Class B		1,458
800	Intersil Holding Corp. Class A		13,968
1,000	Jabil Circuit, Inc. *		27,600
2,000	NASDAQ-100 Index		69,980
400	Oil Service HOLDRs Trust		35,612
200	P.F. Chang's China Bistro		11,104
1,600	SPDR Trust Series I		185,200
500	Sonic Corp.		16,020
500	Starbucks Corp.		24,760
1,300	Telefonaktiebolaget LM Ericsson Sp ADR		38,285
1,200	Texas Instruments, Inc.		29,952
100	Whole Foods Market, Inc.		9,972
	TOTAL SECURITIES SOLD SHORT
	(proceeds $506,780)		$ 512,684

* Non-income producing securities.
** Variable rate security; the coupon rate shown represents the rate at April 30, 2005.
SPDR - Standard & Poor's Depositary Receipts

CHOICE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2005 (Unaudited)		Long-Short	Market Neutral
	Focus Fund	Fund	Fund

ASSETS
Investments in securities, at value
(Cost $923,777, $13,530,128, and $1,440,055)	$ 890,428	$ 13,557,923	$ 1,412,267
Receivable for Fund shares sold	-	23,575	-
Deposit at broker	-	39,000	562,138
Receivable for investments sold	144,604	244,174	734,918
Dividends and interest receivable	573	13,082	5,646
Due from adviser	12,307	-	9,426
Prepaid expenses and other assets	16,072	22,068	21,937
Total Assets	1,063,984	13,899,822	2,746,332

LIABILITIES
Securitites sold short, at value
(proceeds of $0, $0, and $506,780)	-	-	512,684
Options written, at value
(proceeds of $0, $0, and $1,711)	-	-	1,800
Payable for investments purchased	252,687	733,518	973,935
Due to broker - variation margin	-	13,300	-
Fund shares repurchased	-	1,948	-
Accrued distribution fee	55	34,469	5,231
Accrued investment advisory fee	-	25,224	-
Accrued expenses and other liabilities	26,038	18,834	43,607
Total Liabilities	278,780	827,293	1,537,257
NET ASSETS	$ 785,204	$ 13,072,529	$ 1,209,075

NET ASSETS CONSIST OF
Paid in capital	$ 28,675,232	$ 27,097,963	$ 2,218,064
Accumulated net investment loss	(4,729)	(115,870)	(2,756)
Accumulated net realized loss on investments,
securities sold short, options, and futures contracts	(27,851,950)	(13,958,159)	(972,452)
Net unrealized appreciation (depreciation) on investments	(33,349)	48,595	(33,781)
NET ASSETS	$ 785,204	$ 13,072,529	$ 1,209,075

CLASS A SHARES
Net assets	$ 785,194	$ 12,702,902	$ 949,945
Shares outstanding (no par value, unlimited shares authorized)	203,264	2,036,673	118,745
Net Asset Value Per Share (Net Assets/Shares Outstanding)	$ 3.86	$ 6.24	$ 8.00
Maximum Offering Price Per Share (Net Asset Value Plus
5.82% of Net Asset Value or 5.50% of Offering Price) *	$ 4.08	$ 6.60	$ 8.47

CLASS C SHARES
Net assets	$ 10	$ 369,627	$ 259,130
Shares outstanding (no par value, unlimited shares authorized)	3	64,238	33,100
Net Asset Value and Offering Price Per Share
(Net Assets/Shares Outstanding)	$ 3.86	$ 5.75	$ 7.83
Net Asset Value Per Share after Maximum Contingent
Deferred Sales Charge *	$ 3.82	$ 5.69	$ 7.75

* - The Fund will impose a 2.00% redemption fee for any redemptions of Fund shares ocurring within the first 30 days of purchase.

CHOICE FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2005 (Unaudited)		Long-Short	Market Neutral
	Focus Fund	Fund	Fund

INVESTMENT INCOME
Dividends	$ 20,715	$ 52,851	$ 19,091
Interest	10,079	60,820	9,555
Less: Foreign withholding taxes	-	(212)	57
Total Investment Income	30,794	113,459	28,703

EXPENSES
Investment advisory fees	14,260	142,330	12,463
Distribution fees - Class A	3,565	19,319	1,771
Distribution fees - Class C	-	1,736	2,492
Fund administration and accounting fees	21,231	21,996	22,631
Transfer agent fees and expenses	10,775	12,181	13,323
State registration fees	16,086	20,470	19,459
Professional fees	9,168	12,323	11,486
Custody fees	5,424	5,320	8,437
Reports to shareholders	3,832	4,462	4,786
Insurance expense	2,771	5,612	1,723
Trustees' fees and related expenses	2,609	5,603	2,777
Dividends on short positions	-	-	3,172
Other	1,494	2,015	1,889
Total expenses	91,215	253,367	106,409
Less:
Fees waived and reimbursed	(55,692)	(24,038)	(74,950)
Net Expenses	35,523	229,329	31,459
Net Investment Loss	(4,729)	(115,870)	(2,756)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on:
Investment securities	(118,282)	322,510	(156,966)
Short positions	-	23,594	14,185
Options purchased	-	-	-
Futures contracts	31,815	36,879	7,897
Net change in unrealized appreciation (depreciation) on
investments, securities sold short, options and futures contracts	32,880	(98,195)	51,352
Net Realized and Unrealized Gain (Loss)
on Investments	(53,587)	284,788	(83,532)

Net Increase (Decrease) in Net Assets Resulting
from Operations	$ (58,316)	$ 168,918	$ (86,288)

Net Asset Value Per Share after Maximum Contingent

CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	For the Year
	April 30, 2005	Ended
	(Unaudited)	October 31, 2004
OPERATIONS
Net investment loss	$ (4,729)	$ (89,972)
Net realized gain (loss) on:
Investment securities	(118,282)	(106,789)
Futures contracts	31,815	32,167
Net change in unrealized appreciation (depreciation) on investments
and futures contracts	32,880	(261,586)
Net decrease in net assets resulting from operations	(58,316)	(426,180)

CAPITAL SHARE TRANSACTIONS
Shares sold:
Class A shares	22,479	3,997,168
Class C shares	-	12
Shares redeemed:
Class A shares	(3,603,766)	(3,266,638)
Class C shares	-	-
Net increase (decrease) in net assets from capital share transactions	(3,581,287)	730,542

Total Increase (Decrease) in Net Assets	(3,639,603)	304,362

NET ASSETS
Beginning of Year	4,424,807	4,120,445
End of Period*	$ 785,204	$ 4,424,807

* Includes accumulated net investment loss of:	$ (4,729)	$ -

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	5,006	829,301
Shares redeemed	(827,200)	(690,518)
Net increase (decrease)	(822,194)	138,783

Class C shares:
Shares sold	-	3
Shares redeemed	-	-
Net increase	-	3

CHOICE LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	For the Year
	April 30, 2005	Ended
	(Unaudited)	October 31, 2004
OPERATIONS
Net investment loss	$ (115,870)	$ (349,501)
Net realized gain (loss) on:
Investment securities	322,510	(94,284)
Short positions	23,594	(581,416)
Options purchased	-	10,194
Futures contracts	36,879	(56,159)
Net change in unrealized appreciation (depreciation) on investments,
futures contracts, and securites and futures contracts sold short	(98,195)	(233,879)
Net increase (decrease) in net assets resulting from operations	168,918	(1,305,045)

CAPITAL SHARE TRANSACTIONS
Shares sold
Class A shares	7,894,395	11,483,632
Class C shares	174,500	5,000
Shares redeemed
Class A shares	(3,914,275)	(12,895,870)
Class C shares	(30,921)	(477,241)
Redemption fee proceeds
Class A shares	-	482
Class C shares	-	15
Net increase (decrease) in net assets from capital share transactions	4,123,699	(1,883,982)

Total Increase (Decrease) in Net Assets	4,292,617	(3,189,027)

NET ASSETS
Beginning of Year	8,779,912	11,968,939
End of Period*	$ 13,072,529	$ 8,779,912

* Includes accumulated net investment loss of:	$ (115,870)	$ -

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	1,247,712	1,755,239
Shares redeemed	(622,998)	(1,844,173)
Net increase (decrease)	624,714	(88,934)

Class C shares:
Shares sold	30,350	793
Shares redeemed	(5,329)	(76,152)
Net increase (decrease)	25,021	(75,359)

CHOICE MARKET NEUTRAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
	For the Six
	Months Ended	For the Period
	April 30, 2005	Ended
	(Unaudited)	October 31, 2004
OPERATIONS
Net investment loss	$ (2,756)	$ (255,818)
Net realized gain (loss) on:
Investment securities	(156,966)	(256,932)
Short positions	14,185	(455,300)
Futures contracts	7,897	(587)
Net change in unrealized appreciation (depreciation) on investments,
options and securities sold short	51,352	(408,460)
Net decrease in net assets resulting from operations	(86,288)	(1,377,097)

CAPITAL SHARE TRANSACTIONS
Shares sold
Class A shares	379,500	7,012,706
Class C shares	950	942,441
Shares redeemed
Class A shares	(509,067)	(14,062,400)
Class C shares	(701,076)	(1,890,283)
Redemption fee proceeds
Class A shares	-	181
Class C shares	-	166
Net decrease in net assets from capital share transactions	(829,693)	(7,997,189)

Total Decrease in Net Assets	(915,981)	(9,374,286)

NET ASSETS
Beginning of Year	2,125,056	11,499,342
End of Period*	$ 1,209,075	$ 2,125,056

* Includes accumulated net investment loss of:	$ (2,756)	$ -

CAPITAL SHARE TRANSACTIONS
Class A shares:
Shares sold	46,503	681,172
Shares redeemed	(61,957)	(1,429,613)
Net decrease	(15,454)	(748,441)

Class C shares:
Shares sold	118	93,562
Shares redeemed	(86,965)	(201,664)
Net decrease	(86,847)	(108,102)

CHOICE FOCUS FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended
	April 30, 2005	For the Years Ended October 31,
	(unaudited)	2004	2003	2002	2001	2000
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 4.31	$ 4.65	$ 3.17	$ 5.52	$ 12.77	$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.01)	(0.08)	(0.21)	(0.17)	(0.15)	(0.02)
Net realized and unrealized gain (loss)
on investments	(0.44)	(0.26)	1.69	(2.18)	(7.07)	2.80
Total Income (Loss) from Investment Operations	(0.45)	(0.34)	1.48	(2.35)	(7.22)	2.78

LESS DISTRIBUTIONS PAID
From net realized gains on investments	-	-	-	-	(0.03)	(0.01)
Total Distributions Paid	-	-	-	-	(0.03)	(0.01)

Net Asset Value, End of Period	$ 3.86	$ 4.31	$ 4.65	$ 3.17	$ 5.52	$ 12.77

Total Return (1,2)	-10.44%	-7.31%	46.69%	-42.75%	-56.63%	27.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000s)	$ 785	$ 4,425	$ 4,120	$ 2,586	$ 10,911	$ 57,802
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (3)	2.50%	2.22%	3.05%	1.97%	1.88%	2.05%
Ratio of expenses to average net assets,
before fees waived and paid indirectly (3)	6.43%	4.00%	3.78%	2.61%	1.88%	2.05%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (3)	-0.34%	-1.68%	-2.49%	-1.43%	-0.85%	-0.26%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (3)	-4.25%	-3.46%	-3.22%	-2.07	-0.85%	-0.26%
Portfolio turnover rate	1141%	1524%	1066%	1454%	1239%	1603%

(1) The total return does not reflect the 5.50% front-end sales charge.
(2) Not annualized for periods less than a full year.
(3) Annualized for periods less than a full year.

*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE FOCUS FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended
	April 30, 2005	For the Period Ended
	(unaudited)	October 31, 2004(1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 4.31	$ 5.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment loss	(0.01)	(0.08)
Net realized and unrealized gain (loss)
on investments	(0.44)	(0.72)
Total Loss from Investment Operations	(0.45)	(0.80)

LESS DISTRIBUTIONS PAID
From net realized gains on investments	-	-
Total Distributions Paid	-	-

Net Asset Value, End of Period	$ 3.86	$ 4.31

Total Return (2,3)	-10.44%	-15.65%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$ 10	$ 11
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	3.25%	2.97%
Ratio of expenses to average net assets,
before fees waived and paid indirectly (4)	7.18%	4.75%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-1.08%	-2.43%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-5.01%	-4.21%
Portfolio turnover rate (2)	1141%	1524%

(1) Commenced operations on March 2, 2004.
(2) Not annualized for periods less than a full year.
(3) The total return does not reflect the 1.00% deferred sales charge.
(4) Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.

CHOICE LONG-SHORT FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Year		For the Year		For the Year		For the Period
	April 30, 2005	Ended		Ended		Ended		Ended
	(unaudited)	October 31, 2004		October 31, 2003		October 31, 2002		October 31, 2001 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 6.08	$ 7.46		$ 6.22		$ 9.66		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.17)	(0.25)		(0.16)		(0.35)		(0.08)
Net realized and unrealized gain (loss)
on investments	0.33	(1.13)		1.40		(3.09)		(0.26)
Total Income (Loss) from Investment Operations	0.16	(1.38)		1.24		(3.44)		(0.34)

Net Asset Value, End of Period	$ 6.24	$ 6.08		$ 7.46		$ 6.22		$ 9.66

Total Return (2,3)	2.63%	-18.50%		19.94%		-35.82%		-3.40%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 12,703	$ 8,559		$ 11,169		$ 13,845		$ 54,303
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	4.00%	4.34%	(5)	4.14%	(5)	3.34%	(5)	3.51%
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	4.39%	5.14%	(5)	4.79%	(5)	3.80%	(5)	3.51%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-2.03%	-3.68%		-2.39%		-2.21%		-1.14%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-2.42%	-4.48%		-3.04%		-2.67%		-1.14%
Portfolio turnover rate (2)	475%	1863%		1383%		3882%		2469%

(1) Commenced operations on February 1, 2001.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front-end sales charge.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets, net of fees waived and paid indirectly and before fees waived and paid indirectly would be 4.27% and 5.07%, 3.99% and 4.64%, 3.16% and 3.62%, for the Class A shares for the year ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE LONG-SHORT FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended	For the Year		For the Year		For the Year		For the Period
	April 30, 2005	Ended		Ended		Ended		Ended
	(unaudited)	October 31, 2004		October 31, 2003		October 31, 2002		October 31, 2001 (1)
PER SHARE OPERATING PERFORMANCE*

Net Asset Value, Beginning of Period	$ 5.64	$ 6.98		$ 6.00		$ 9.53		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.78)	(0.58)		(0.38)		(0.77)		(0.12)
Net realized and unrealized gain (loss)
on investments	0.89	(0.76)		1.36		(2.76)		(0.35)
Total Income (Loss) from Investment Operations	0.11	(1.34)		0.98		(3.53)		(0.47)

Net Asset Value, End of Period	$ 5.75	$ 5.64		$ 6.98		$ 6.00		$ 9.53

Total Return (2,3)	1.95%	-19.20%		16.33%		-37.25%		-4.70%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)	$ 370	$ 221		$ 800		$ 567		$ 2,614
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	4.65%	5.26%	(5)	7.41%	(5)	5.16%	(5)	4.70%
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	5.09%	6.37%	(5)	8.06%	(5)	5.54%	(5)	4.70%
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-2.69%	-4.63%		-5.78%		-4.11%		-2.31%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-3.13%	-5.74%		-6.43%		-4.49%		-2.31%
Portfolio turnover rate (2)	475%	1863%		1383%		3882%		2469%

(1) Commenced operations on February 1, 2001.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 1.00% deferred sales charge.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets net of fees waived and and paid indirectly and before fees waived and paid indirectly would be 5.21% and 6.32%, 7.25% and 7.90%, 5.02% and 5.40%, for the Class C shares for the year ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE MARKET NEUTRAL FUND CLASS A

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended		For the Year		For the Period
	April 30, 2005		Ended		Ended
	(unaudited)		October 31, 2004		October 31, 2003 (1)
PER SHARE OPERATING
PERFORMANCE*

Net Asset Value, Beginning of Period	$ 8.43		$ 10.36		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.76)		(0.16)		(0.17)
Net realized and unrealized gain (loss)
on investments	0.33		(1.77)		0.53
Total Income (Loss) from Investment Operations	(0.43)		(1.93)		0.36

Net Asset Value, End of Period	$ 8.00		$ 8.43		$ 10.36

Total Return (2,3)	-5.10%		-18.63%		3.60%

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of period (000s)	$ 950		$ 1,131		$ 9,147
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	3.81%	(5)	3.66%	(5)	3.59%	(5)
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	13.87%	(5)	4.53%	(5)	4.88%	(5)
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	0.15%		-2.93%		-2.84%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-9.91%		-3.79%		-4.12%
Portfolio turnover rate (2)	2150%		1635%		1175%

(1) Commenced operations on March 31, 2003.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front end sales charge and 1.00% deferred sales charge on Class
A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets, net of fees waived and paid indirectly and before fees waived and paid indirectly would be 3.40% and 13.46%, 3.40% and 4.27%,
3.40% and 4.70%, for the Class A shares for the periods ended April 30, 2005, October 31, 2004 and October 31, 2003, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE MARKET NEUTRAL FUND CLASS C

FINANCIAL HIGHLIGHTS

	For the Six
	Months Ended		For the Year		For the Period
	April 30, 2005		Ended		Ended
	(unaudited)		October 31, 2004		October 31, 2003 (1)
PER SHARE OPERATING
PERFORMANCE*

Net Asset Value, Beginning of Period	$ 8.29		$ 10.31		$ 10.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment loss	(0.57)		(0.17)		(0.24)
Net realized and unrealized gain (loss)
on investments	0.11		(1.85)		0.55
Total Income (Loss) from Investment Operations	(0.46)		(2.02)		0.31

Net Asset Value, End of Period	$ 7.83		$ 8.29		$ 10.31

Total Return (2,3)	-5.55%		-19.59%		3.10%

SUPPLEMENTAL DATA AND
RATIOS
Net assets, end of period (000s)	$ 259		$ 994		$ 2,352
Ratio of expenses to average net assets,
net of fees waived and paid indirectly (4)	4.93%	(5)	4.83%	(5)	4.70%	(5)
Ratio of expenses to average net assets, before
fees waived and paid indirectly (4)	14.51%	(5)	5.95%	(5)	6.00%	(5)
Ratio of net investment loss to average net assets,
net of fees waived and paid indirectly (4)	-1.43%		-3.97%		-3.94%
Ratio of net investment loss to average net assets,
before fees waived and paid indirectly (4)	-11.01%		-5.09%		-5.24%
Portfolio turnover rate (2)	2150%		1635%		1175%

(1) Commenced operations on March 31, 2003.
(2) Not annualized for periods less than a full year.
(3)	The total return does not reflect the 5.50% front end sales charge and 1.00% deferred sales charge on Class
A and Class C shares, respectively.
(4) Annualized for periods less than a full year.
(5)	Includes dividends on short sales. Excluding dividends on short sales, the ratio of expenses to average net assets net of fees waived and paid indirectly and before fees waived and paid indirectly would be 4.50% and 14.08%, 4.50% and 5.62%,
4.50% and 5.82%, for the Class C shares for the periods ended April 30, 2005, October 31, 2004 and October 31, 2003, respectively.
*	Selected data for a share of capital stock outstanding throughout the period.

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2005 (Unaudited)

(1)   Organization

               Choice Funds (the “Trust”) was established on July 16, 1999 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund, Long-Short Fund and Market Neutral Fund (each a “Fund” and collectively, the “Funds”) are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Long-Short Fund is a non-diversified fund that seeks to achieve long-term growth of capital in both rising and falling markets by investing in “long” stocks believed to be undervalued and selling “short” stocks believed to be overvalued. The Market Neutral Fund is a non-diversified fund that seeks to produce positive returns while remaining market neutral by investing actively long and short in a portfolio of equity securities. “Remaining market neutral” means the Market Neutral Fund will generally maintain a balance of long and short positions. The Funds offer two classes of shares (Class A and Class C). Class A shares are subject to a maximum sales charge of 5.50% and the Class C shares are subject to a maximum contingent deferred sales charge of 1.00% on redemptions of shares held less than one year. Each class of shares has equal rights to earnings and assets except that each class bears different distribution and shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on relative net assets.

(2)   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

(a)          Investment Valuation

Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (NOCP). Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days of purchase are valued by the amortized cost method, which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value pursuant to Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board of Trustees.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history of the security; whether dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

               (b)          Expenses

The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits, which are shown as Expenses Paid Indirectly in the Statements of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

(c)          Short Positions

When a Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited by the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividends on Short Positions on the Statements of Operations. The Fund maintains assets consisting of cash or liquid securities at least equal in amount to the liability created by the short sale. These assets are adjusted to reflect changes in the value of the securities sold short.

(d)          Futures Contracts

Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2005(Unaudited)

and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.

Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must be equal to a certain percentage of the contract amount (initial margin deposit). All collateral is required to be adjusted daily. The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

(e)          Option Transactions

For hedging purposes, the Funds may buy or sell put or call options, write covered put or call options on portfolio securities and write over-the-counter options where the completion of the obligation is independent upon the credit standing of another party. The risk in writing a call option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

(f)           Federal Income and Excise Taxes

No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax to the Funds.

               (g)          Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

               (h)          Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)          Investment Adviser and Transactions with Affiliates

The Funds have an agreement with Choice Investment Management, LLC (the “Adviser”), with whom certain officers and trustees of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00%, 2.50% and 1.65% of the Fund’s average daily net assets for the Focus Fund, Long-Short Fund and Market Neutral Fund, respectively. For the six months ended April 30, 2005, the Adviser received advisory fees of $14,260, $142,330 and $12,463 for the Focus Fund, Long-Short Fund and Market Neutral Fund, respectively. The Adviser has agreed to contractually waive its management fee and/or

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2005(Unaudited)

reimburse the Funds’ operating expenses (exclusive of brokerage commissions, dividends on securities sold short, interest on borrowings, taxes and extraordinary expenses) to ensure that the Funds’ operating expenses do not exceed 2.50%, 3.25%, 3.40%, 4.50%, 4.00% and 4.65% of the Fund’s average daily net assets for the Focus Fund Class A, Focus Fund Class C, Market Neutral Fund Class A, Market Neutral Fund Class C, Long-Short Fund Class A, and Long-Short Fund Class C, respectively, through October 31, 2005.

The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds’ expenses, including such recouped amounts, do not exceed the stated expense limitations. At October 31, 2004, amounts that are subject to potential recoupment are as follows:

               Recoverable Through        Focus Fund           Long-Short Fund           Market Neutral Fund

October 31, 2006                   $35,545                     $54,842                               $60,236

October 31, 2007                   $80,226                     $56,588                               $74,230

October 31, 2008                   $55,692                     $24,038                               $74,950

During the six months ended April 30, 2005, the Focus Fund, Long-Short Fund and Market Neutral Fund paid $60,761, $37,898, and $57,238 in brokerage commissions, respectively, to CIM Securities, LLC (“CIM”) an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)   Distribution Plan

CIM, an affiliate of the Adviser, is the distributor of the Funds’ shares. The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of its shares and certain shareholder and related services at an annual rate, as determined from time to time by the Board of Trustees. Under this Plan, the Class A shares and Class C shares of the Focus Fund pay up to 0.25% and 0.75% of each class’s average daily net assets, respectively, for distribution services. The Class A shares and Class C shares of the Long-Short Fund and Market Neutral Fund pay up to 0.35% and 0.75% of each class’s average daily net assets, respectively, for distribution services. The Class C shares pay up to 0.25% of each Fund’s average daily net assets for shareholder related activities. For the six months ended April 30, 2005 the Funds incurred 12b-1 fees of $3,565, $19,319, $1,736, $1,771, and $2,492 for the Focus Fund Class A shares, Long-Short Fund Class A shares, Long-Short Fund Class C shares, Market Neutral Fund Class A shares and Market Neutral Fund Class C shares, respectively

(5)          Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended April 30, 2005 were as follows:

Focus Fund    Long-Short Fund         Market Neutral Fund

               Purchases                                          $27,092,135              $21,306,432                           $17,957,001

               Sales                                                  $28,879,701              $22,915,310                          $18,015,239

              For the six months ended April 30, 2005, the options written for the Market Neutral Fund were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2004	0	$0
Options written	47	1,711
Options terminated in closing purchase transactions	0	0
Options outstanding at April 30, 2005	47	$1,711

CHOICE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

April 30, 2005(Unaudited)

(6)          Federal Income Tax Information

At April 30, 2005, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Focus Fund      Long-Short Fund         Market Neutral Fund

Cost of Investments                            $923,777                 $13,530,128                            $1,440,055

Gross Unrealized Appreciation           $  12,044                $       59,510                            $     14,940

Gross Unrealized (Depreciation)           (45,393)                      (10,915)                                 (48,721)

Net Unrealized Appreciation

   (Depreciation) on Investments         $ (33,349)              $       48,595                            $    (33,781)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences attributable to: deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

As of October 31, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

Focus Fund      Long-Short Fund      Market Neutral Fund

Undistributed ordinary

   Income (loss)                                    $            -                  $             -                             $              -

Net realized capital losses                      (35,034)                   (715,630)                              (699,683)

Net Unrealized Appreciation

   (Depreciation)                                      (33,349)                     27,794                                  (33,640)

Total Accumulated Deficit                  $(140,851)               $(574,875)                            $ (797,952)

Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $20,645,351 in 2009, $6,017,459 in 2010 and $85,225 in 2012. Federal income tax capital loss carry forwards for the Long-Short Fund expire as follows: $10,097,960 in 2010 and $1,060,186 in 2012. Federal income tax capital loss carry forwards for the Market Neutral Fund expire as follows: $75,079 in 2011 and $749,353 in 2012. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

(7)          Control Ownership

               The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)9 of the Investment Company Act of 1940.  As of April 30, 2005, Patrick Adams, an officer of the Fund and President of the Adviser of the Fund, held 100% of the Focus Fund Class C shares.  As of April 30, 2005, Patrick Adams, an officer of the Fund and President of the Adviser of the Fund, held approximately 32.61% of the Market Neutral Fund Class A shares.  As of April 30, 2005, National Financial Service Corp. (“NFSC”) held for the benefit of others, in aggregate, approximately 28.03% of the Market Neutral Fund Class C shares.

CHOICE FUNDS SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and services fees (12b-1 fees), and other fund expenses.    The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.   Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of  $1,000 invested at the beginning of the period and held for the six-month period from November 1, 2004 through April 30, 2005.

Actual Expenses:  The first table provides information about actual account values and actual expenses.  The shareholder may use the information in this line, together with the amount invested, to estimate the expenses that paid over the period.  Simply divide account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expense Paid 11/1/2004-4/30/2005*	Expense Ratio [Annualized]
Actual Expenses – Table 1:
Focus Fund Class A	$1,000.00	$ 893.52	$ 11.74	2.50%
Focus Fund Class C	1,000.00	893.52	15.26	3.25%
Long-Short Fund Class A	1,000.00	1,024.63	20.08	4.00%
Long-Short Fund Class C	1,000.00	1,017.70	23.26	4.65%
Market Neutral Fund Class A	1,000.00	952.38	18.44	3.81%
Market Neutral Fund Class C	1,000.00	946.80	23.80	4.93%

Hypothetical Examples for Comparison Purposes:  The second table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period.  This information may be used to compare the ongoing costs of investing in the fund and other mutual funds.  To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expense Paid 11/1/2004-4/30/2005*	Expense Ratio [Annualized]
Hypothetical [5% Return Before Expenses] – Table 2:
Focus Fund Class A	$1,000.00	$1,012.40	$ 12.47	2.50%
Focus Fund Class C	1,000.00	1,008.68	16.19	3.25%
Long-Short Fund Class A	1,000.00	1,004.96	19.88	4.00%
Long-Short Fund Class C	1,000.00	1,001.74	23.08	4.65%
Market Neutral Fund Class A	1,000.00	1,007.93	18.95	3.81%
Market Neutral Fund Class C	1,000.00	1,002.48	24.45	4.93%

* Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in reporting period).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Schedule of investments in securities of unaffiliated issuers is included in item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

Item 10.  Controls and Procedures.

(a)         Based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures, which are designed to ensure that information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported on a timely basis, and that information required to be disclosed in the Report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure, are effective.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed and attached hereto as Exhibit 99.CERT.

(a)(3)    Not applicable.

(b)         Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Choice Funds

By:        /s/ Patrick S. Adams

Patrick S. Adams

Chief Executive Officer

Date      July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Patrick S. Adams

Patrick S. Adams

Chief Executive Officer

Date      July 8, 2005

By:         /s/ Chester Hebert

Chester Hebert

Chief Financial Officer

Date      July 8, 2005

I, Chester Hebert, certify that:

1.           I have reviewed this report on Form N-CSR of Choice Funds;

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)          designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)          designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)          evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)          disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.           The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)          all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)          any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:

/s/ Chester Hebert

Chester Hebert, Chief Financial Officer